PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT
Total	$ 6,190.3	$ 1,083.0
Less: accumulated depreciation	(637.0)	(236.3)
Total property and equipment	5,553.3	846.7
Depreciation expenses related to property and equipment	411.0	75.2	$ 27.9
Capitalized interest costs	28.0
Server and network equipment
PROPERTY AND EQUIPMENT
Total	3,123.6	794.9
Land, land rights and buildings
PROPERTY AND EQUIPMENT
Total	381.4	48.5
Infrastructure systems
PROPERTY AND EQUIPMENT
Total	199.1	63.1
Other equipment
PROPERTY AND EQUIPMENT
Total	68.8	12.7
Assets not yet in use
PROPERTY AND EQUIPMENT
Total	$ 2,417.4	$ 163.8